Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Net of credit loss allowance	$ 22,794	$ 22,794
Ordinary shares, par value (in Dollars per share)		$ 0.000375
Ordinary shares, shares authorized (in Shares)		136,000,000
Ordinary shares, shares issued (in Shares)		3,761,701
Ordinary shares, shares outstanding (in Shares)		3,761,701
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.000375
Ordinary shares, shares authorized (in Shares)	133,000,000
Ordinary shares, shares issued (in Shares)	1,652,701
Ordinary shares, shares outstanding (in Shares)	1,456,201
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.000375
Ordinary shares, shares authorized (in Shares)	3,000,000
Ordinary shares, shares issued (in Shares)	2,109,000
Ordinary shares, shares outstanding (in Shares)	2,109,000
Related Party
Net of credit loss allowance